Supplement to the
Fidelity® Disruptive Communications ETF
September 29, 2023
Summary Prospectus

Niamh Brodie-Machura no longer serves as Co-Portfolio Manager of the fund.

DRC-SUSTK-0224-101 1.9910217.101	February 12, 2024